Results for the year - Net sales and rebates - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
North America
Disclosure of geographical areas [line items]
Rebates (as a percent of gross sales)	75.00%	75.00%	74.00%
US Managed Care and Medicare | US
Disclosure of geographical areas [line items]
Period to settle	100 days
Non-government customers | Wholesaler charge-backs | US
Disclosure of geographical areas [line items]
Period to settle	30 days
Government customers | US Medicaid rebates | US
Disclosure of geographical areas [line items]
Period to settle	150 days